Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	Blue Star Foods Corp.
Entity Central Index Key	0001730773
Document Type	8-K/A
Document Period End Date	Nov. 26, 2019
Amendment Flag	true
Amendment Description	On December 2, 2019, Blue Star Foods Corp., a Delaware corporation (the "Company") filed with the Securities and Exchange Commission a Current Report on Form 8-K (the "Form 8-K") to report the acquisition by the Company of Coastal Pride Company, Inc., a South Carolina corporation, and related matters. This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend and restate the original Form 8-K in its entirety, and to supplement the original Form 8-K to include the financial statements and pro forma information required by Item 9.01.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false